SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Segment related information [Abstract]
Number of operating segments | Segment	1
Revenue	$ 368,554	$ 333,342	$ 394,661
Non-current assets	316,086	262,285
Singapore [Member]
Segment related information [Abstract]
Revenue	25,007	27,591	79,537
Non-current assets	54,442	46,306
Asia Excluding Singapore [Member]
Segment related information [Abstract]
Revenue	95,832	136,901	211,805
Non-current assets	63,180	0
North America [Member]
Segment related information [Abstract]
Revenue	239,064	141,174	75,559
Non-current assets	148,021	170,439
Europe [Member]
Segment related information [Abstract]
Revenue	6,346	19,075	15,487
Non-current assets	50,443	45,540
Others [Member]
Segment related information [Abstract]
Revenue	$ 2,305	$ 8,601	$ 12,273